PINNACLE AND LEGACY
                                                        VARIABLE UNIVERSAL LIFE
                                                ANNUAL REPORT, DECEMBER 31, 2002







JANUS ASPEN SERIES AGGRESSIVE GROWTH; SERVICE SHARES
JANUS ASPEN SERIES CAPITAL APPRECIATION; SERVICE SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH; SERVICE SHARES

THE LEGENDS FUND, INC.
     BARON SMALL CAP
     GABELLI LARGE CAP VALUE
     HARRIS BRETALL EQUITY GROWTH
     THIRD AVENUE VALUE

SCUDDER VIT EAFE(R)EQUITY INDEX FUND; CLASS A SHARES
SCUDDER VIT EQUITY 500 INDEX FUND; CLASS A SHARES
SCUDDER VIT SMALL CAP INDEX FUND; CLASS A SHARES



THIS IS ONE PART OF A THREE PART REPORT







                                   Columbus Life Insurance Company [logo]
                                                  400 East Fourth Street
                                            Cincinnati, Ohio  45201-5737
                                                    www.ColumbusLife.com

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

  JANUS ASPEN SERIES AGGRESSIVE GROWTH; SERVICE SHARES
  JANUS ASPEN SERIES CAPITAL APPRECIATION; SERVICE SHARES
  JANUS ASPEN SERIES WORLDWIDE GROWTH; SERVICE SHARES

THE LEGENDS FUND, INC.
     BARON SMALL CAP
     GABELLI LARGE CAP VALUE
     HARRIS BRETALL EQUITY GROWTH
     THIRD AVENUE VALUE

  SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A SHARES
  SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A SHARES
  SCUDDER VIT SMALL CAP INDEX FUND, CLASS A SHARES

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                          Columbus Life Insurance Company [logo]


      400 East Fourth Street o  P.O. Box 5737  o  Cincinnati, Ohio 45201-5737  o
                                                               (800) 677-8383  o
                                                           www.ColumbusLife.com















                                                                  Underwriter
                                                  Columbus Life Insurance Co.
                                                       400 East Fourth Street
                                                      Cincinnati, Ohio  45202

                                                                  Distributor
                                                  Touchstone Securities, Inc.
                                               221 East Fourth St., Suite 300
                                                      Cincinnati, Ohio  45202
                                                  800o638o8194 Broker-Dealers
                                          800o285o2858 Financial Institutions

                                                      Variable Service Center
                                        Columbus Life Variable Service Center
                                                                P.O. Box 2850
                                                 Cincinnati, Ohio  45201-2850
                                                                 800o677o9595

                                                       PINNACLE AND LEGACY
                                                       VARIABLE UNIVERSAL LIFE
                                               ANNUAL REPORT, DECEMBER 31, 2002







FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP MONEY MARKET PORTFOLIO; INITIAL CLASS
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO; SERVICE CLASS 2



THIS IS ONE PART OF A THREE PART REPORT















                                    Columbus Life Insurance Company logo
                                                  400 East Fourth Street
                                            Cincinnati, Ohio  45201-5737

                                                    www.ColumbusLife.com

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:


  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP MONEY MARKET PORTFOLIO; INITIAL CLASS FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP BALANCED PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP MID CAP PORTFOLIO; SERVICE CLASS 2


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                         Columbus Life Insurance Company [logo]
400 East Fourth Street o      P.O. Box 5737  o    Cincinnati, Ohio 45201-5737  o
                                                               (800) 677-8383  o
                                                            www.ColumbusLife.com















                                                                   Underwriter
                                                   Columbus Life Insurance Co.
                                                        400 East Fourth Street
                                                       Cincinnati, Ohio  45202

                                                                   Distributor
                                                   Touchstone Securities, Inc.
                                                221 East Fourth St., Suite 300
                                                       Cincinnati, Ohio  45202
                                                   800o638o8194 Broker-Dealers
                                           800o285o2858 Financial Institutions

                                                       Variable Service Center
                                         Columbus Life Variable Service Center
                                                                 P.O. Box 2850
                                                  Cincinnati, Ohio  45201-2850
                                                                  800o677o9595

                                                      PINNACLE and LEGACY
                                                      VARIABLE UNIVERSAL LIFE
                                              ANNUAL REPORT, DECEMBER 31, 2002







MFS(R)CAPITAL OPPORTUNITIES SERIES; SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES; SERVICE CLASS
MFS(R)MID CAP GROWTH SERIES; SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES; SERVICE CLASS

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA; SERVICE CLASS
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA; SERVICE CLASS
OPPENHEIMER STRATEGIC BOND FUND/VA; SERVICE CLASS

TOUCHSTONE VARIABLE SERIES TRUST:

     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE SMALL CAP VALUE
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE LARGE CAP GROWTH FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND

This is one part of a three part report

                                          Columbus Life Insurance Company [logo]
                                                          400 East Fourth Street
                                                    Cincinnati, Ohio  45201-5737

                                                            www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:


  MFS(R)CAPITAL OPPORTUNITIES SERIES; SERVICE CLASS
  MFS(R)EMERGING GROWTH SERIES; SERVICE CLASS
  MFS(R)MID CAP GROWTH SERIES; SERVICE CLASS
  MFS(R)NEW DISCOVERY SERIES; SERVICE CLASS

  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA; SERVICE CLASS
  OPPENHEIMER AGGRESSIVE GROWTH FUND/VA; SERVICE CLASS
  OPPENHEIMER STRATEGIC BOND FUND/VA; SERVICE CLASS

  TOUCHSTONE VARIABLE SERIES TRUST:

       TOUCHSTONE GROWTH/VALUE FUND
       TOUCHSTONE SMALL CAP VALUE
       TOUCHSTONE ENHANCED 30 FUND
       TOUCHSTONE EMERGING GROWTH FUND
       TOUCHSTONE BOND FUND
       TOUCHSTONE LARGE CAP GROWTH FUND
       TOUCHSTONE HIGH YIELD FUND
       TOUCHSTONE STANDBY INCOME FUND
       TOUCHSTONE VALUE PLUS FUND


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                          Columbus Life Insurance Company [logo]
400 East Fourth Street o      P.O. Box 5737  o    Cincinnati, Ohio 45201-5737  o
                                                               (800) 677-8383  o
                                                            www.ColumbusLife.com















                                                                 Underwriter
                                                 Columbus Life Insurance Co.
                                                      400 East Fourth Street
                                                     Cincinnati, Ohio  45202

                                                                 Distributor
                                                 Touchstone Securities, Inc.
                                              221 East Fourth St., Suite 300
                                                     Cincinnati, Ohio  45202
                                                 800o638o8194 Broker-Dealers
                                         800o285o2858 Financial Institutions

                                                     Variable Service Center
                                       Columbus Life Variable Service Center
                                                               P.O. Box 2850
                                                Cincinnati, Ohio  45201-2850
                                                                800o677o9595

                                            VARIABLE UNIVERSAL LIFE
                                           ANNUAL REPORT, DECEMBER 31, 2002







AIM V.I. GROWTH FUND, SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO, CLASS O SHARES
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O SHARES

MFS(R)CAPITAL OPPORTUNITIES SERIES, SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
MFS(R)INVESTORS TRUST SERIES, INITIAL CLASS
MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

PIMCO VIT LONG-TERM U.S. GOVERNMENT PORTFOLIO,
     ADMINISTRATIVE CLASS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A SHARES
SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A SHARES
SCUDDER VIT SMALL CAP INDEX FUND, CLASS A SHARES


THIS IS ONE PART OF A THREE PART REPORT



                                          Columbus Life Insurance Company [logo]
                                                         400 East Fourth Street
                                                   Cincinnati, Ohio  45201-5737

                                                           www.ColumbusLife.com

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

AIM V.I. GROWTH FUND, SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO, CLASS O SHARES
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O SHARES

MFS(R)CAPITAL OPPORTUNITIES SERIES, SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
MFS(R)INVESTORS TRUST SERIES, INITIAL CLASS
MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

PIMCO VIT LONG-TERM U.S. GOVERNMENT PORTFOLIO,
     ADMINISTRATIVE CLASS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A SHARES
SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A SHARES
SCUDDER VIT SMALL CAP INDEX FUND, CLASS A SHARES

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                          Columbus Life Insurance Company [logo]
400 East Fourth Street o      P.O. Box 5737  o    Cincinnati, Ohio 45201-5737  o
                                                               (800) 677-8383  o
                                                            www.ColumbusLife.com















                                                                 Underwriter
                                                 Columbus Life Insurance Co.
                                                      400 East Fourth Street
                                                     Cincinnati, Ohio  45202

                                                                 Distributor
                                                 Touchstone Securities, Inc.
                                              221 East Fourth St., Suite 300
                                                     Cincinnati, Ohio  45202
                                                 800o638o8194 Broker-Dealers
                                         800o285o2858 Financial Institutions

                                                     Variable Service Center
                                       Columbus Life Variable Service Center
                                                               P.O. Box 2850
                                                Cincinnati, Ohio  45201-2850
                                                                800o677o9595

                                       VARIABLE UNIVERSAL LIFE
                                      ANNUAL REPORT, DECEMBER 31, 2002







FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP II CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP II ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III BALANCED PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III MID CAP PORTFOLIO, SERVICE CLASS 2










THIS IS ONE PART OF A THREE PART REPORT



                                       Columbus Life Insurance Company [logo]
                                                      400 East Fourth Street
                                                Cincinnati, Ohio  45201-5737

                                                        www.ColumbusLife.com

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
  FIDELITY(R) VIP II CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP II ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III BALANCED PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III MID CAP PORTFOLIO, SERVICE CLASS 2


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                          Columbus Life Insurance Company [logo]
400 East Fourth Street o      P.O. Box 5737  o    Cincinnati, Ohio 45201-5737  o
                                                               (800) 677-8383  o
                                                            www.ColumbusLife.com















                                                                 Underwriter
                                                 Columbus Life Insurance Co.
                                                      400 East Fourth Street
                                                     Cincinnati, Ohio  45202

                                                                 Distributor
                                                 Touchstone Securities, Inc.
                                              221 East Fourth St., Suite 300
                                                     Cincinnati, Ohio  45202
                                                 800o638o8194 Broker-Dealers
                                         800o285o2858 Financial Institutions

                                                     Variable Service Center
                                       Columbus Life Variable Service Center
                                                               P.O. Box 2850
                                                Cincinnati, Ohio  45201-2850
                                                                800o677o9595

                                             VARIABLE UNIVERSAL LIFE
                                           ANNUAL REPORT, DECEMBER 31, 2002








TOUCHSTONE VARIABLE SERIES TRUST:

     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE SMALL CAP VALUE FUND
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE LARGE CAP GROWTH FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE MONEY MARKET FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND
     TOUCHSTONE BALANCED FUND
     TOUCHSTONE GROWTH & INCOME FUND
     TOUCHSTONE INTERNATIONAL EQUITY FUND




THIS IS ONE PART OF A THREE PART REPORT



                                       Columbus Life Insurance Company [logo]
                                                      400 East Fourth Street
                                                Cincinnati, Ohio  45201-5737

                                                        www.ColumbusLife.com

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

TOUCHSTONE VARIABLE SERIES TRUST:

     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE SMALL CAP VALUE FUND
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE LARGE CAP GROWTH FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE MONEY MARKET FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND
     TOUCHSTONE BALANCED FUND
     TOUCHSTONE GROWTH & INCOME FUND
     TOUCHSTONE INTERNATIONAL EQUITY FUND

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.


*A registered broker-dealer and member of the NASD and SIPC.

                                          Columbus Life Insurance Company [logo]
400 East Fourth Street o      P.O. Box 5737  o    Cincinnati, Ohio 45201-5737  o
                                                               (800) 677-8383  o
                                                            www.ColumbusLife.com















                                                                  Underwriter
                                                  Columbus Life Insurance Co.
                                                       400 East Fourth Street
                                                      Cincinnati, Ohio  45202

                                                                  Distributor
                                                  Touchstone Securities, Inc.
                                               221 East Fourth St., Suite 300
                                                      Cincinnati, Ohio  45202
                                                  800o638o8194 Broker-Dealers
                                          800o285o2858 Financial Institutions

                                                      Variable Service Center
                                        Columbus Life Variable Service Center
                                                                P.O. Box 2850
                                                 Cincinnati, Ohio  45201-2850
                                                                 800o677o9595

The Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the annual report for the Columbus Life Pinnacle Variable Universal Life product and Columbus Life Legacy Survivorship Variable Universal Life product.


Deutsche VIT Funds (File No. 811-07507)
        Deutsche VIT EAFE Equity Index Fund
        Deutsche VIT Equity 500 Index Fund
        Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205)
        VIP Equity-Income Portfolio-Service Class 2
        VIP Contrafund Portfolio-Service Class 2
        VIP Growth & Income Portfolio-Service Class 2
        VIP Growth Portfolio-Service Class 2
        VIP Asset Manager Portfolio-Service Class 2
        VIP Balanced Portfolio-Service Class 2
        VIP Mid Cap Portfolio-Service Class 2
        VIP Money Market Portfolio-Initial Class

Janus Aspen Series (File No. 811-07736)
        Janus Aspen Aggressive Growth Portfolio-Service Shares
        Janus Aspen Capital Appreciation Portfolio-Service Shares
        Janus Aspen Worldwide Growth Portfolio-Service Shares

The Legends Funds, Inc. (File No. 811-07084)
        Harris Bretall Sullivan & Smith Equity Growth Portfolio
        Third Avenue Value Portfolio
        Gabelli Large Cap Value Portfolio
        Baron Small Cap Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
        MFS Emerging Growth Series-Service Class
        MFS Capital Opportunities Series-Service Class
        MFS Mid Cap Growth Series-Service Class
        MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
        Oppenheimer Aggressive Growth Fund/VA-Service Class
        Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
        Oppenheimer International Growth Fund/VA-Service Class

Touchstone Variable Series Trust (File No. 811-08416)
        Touchstone Emerging Growth Fund
        Touchstone Small Cap Value Fund
        Touchstone Growth/Value Fund
        Touchstone Large Cap Growth Fund
        Touchstone Enhanced 30 Fund
        Touchstone Value Plus Fund
        Touchstone High Yield Fund
        Touchstone Bond Fund
        Touchstone Standby Income Fund

The Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the annual report for the Columbus Life Variable Universal Life product.


Touchstone Variable Series Trust (File No. 811-08416)
        Touchstone International Equity Fund
        Touchstone Emerging Growth Fund
        Touchstone Small Cap Value Fund
        Touchstone Growth/Value Fund
        Touchstone Large Cap Growth Fund
        Touchstone Enhanced 30 Fund
        Touchstone Value Plus Fund
        Touchstone Growth & Income Fund
        Touchstone Balanced Fund
        Touchstone High Yield Fund
        Touchstone Bond Fund
        Touchstone Standby Income Fund
        Touchstone Money Market Fund

AIM Variable Insurance Funds, Inc. (File No. 811-07452)
        AIM V.I. Growth Fund, Series I Shares
        AIM V.I. Government Securities Fund, Series I Shares

The Alger American Fund (File No. 811-05550)
        Alger American Growth Portfolio
        Alger American Small Capitalization Portfolio

Deutsche VIT Funds (File No. 811-07507)
        Deutsche VIT EAFE Equity Index Fund
        Deutsche VIT Equity 500 Index Fund
        Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205))
        VIP Equity-Income Portfolio-Service Class 2
        VIP Contrafund Portfolio-Service Class 2
        VIP Growth & Income Portfolio-Service Class 2
        VIP Growth Portfolio-Service Class 2
        VIP Asset Manager Portfolio-Service Class 2
        VIP Balanced Portfolio-Service Class 2
        VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
        MFS Emerging Growth Series-Initial Class
        MFS Investors Trust Series-Initial Class
        MFS Capital Opportunities Series-Service Class
        MFS Mid Cap Growth Series-Service Class
        MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
        Long-Term U.S. Government Portfolio-Administrative Class